Trade receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade receivables, gross	R$ 703,323	R$ 647,321
(-) Allowance for doubtful accounts	(71,477)	(61,398)
Trade receivables, net	631,846	585,923
Current	595,898	546,438
Non-current	35,948	39,485
Tuition Fees [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	488,962	461,066
Educational Content [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	62,194	49,135
FIES [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	79,712	62,971
Educational Credits [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	26,893	29,391
Mobile App Subscription [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	24,223	29,091
Others [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	R$ 21,339	R$ 15,667